COMMITMENTS AND CONTINGENCIES - (Disclosure of undiscounted liabilities and future operating commitments) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	$ 8,545,048
Loan payable	314,555
Lease liability	78,309
Mortgage payable	3,822,505
Government loan	60,000	$ 60,000	$ 60,000
Undiscounted financial liabilities	12,820,417
Within 1 year [Member]
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	8,545,048
Loan payable	314,555
Lease liability	23,205
Mortgage payable	3,822,505
Government loan	0
Undiscounted financial liabilities	12,705,313
2 - 5 years [Member]
Maturity analysis of financial liabilities
Accounts payable and accrued liabilities	0
Loan payable	0
Lease liability	55,104
Mortgage payable	0
Government loan	60,000
Undiscounted financial liabilities	$ 115,104